Rights of Use Assets (Details 3)	12 Months Ended
Jun. 30, 2020
12/1/2033 [Member]
Statement Line Items [Line Items]
Discount rate	10.61%
Maturity	12/1/2033
12/1/2041 [Member]
Statement Line Items [Line Items]
Discount rate	10.61%
Maturity	12/1/2041